Annual Operating Expenses {- Franklin Emerging Market Core Equity (IU) Fund} - Frankllin Core Equity (IU)_FAS6 Funds-03 - Franklin Emerging Market Core Equity (IU) Fund - Advisor Class	Dec. 01, 2020
Operating Expenses:
Management fees	none	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Acquired fund fees and expenses	0.01%	[2]
Total annual Fund operating expenses	0.18%	[2]
Fee waiver and/or expense reimbursement	(0.18%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	none	[3]

[1]	1. Management does not charge the Fund a fee for its investment management services.
[2]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]

3. The investment manager has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (including acquired fees and expenses, but excluding certain non-routine expenses such as those relating to litigation, indemnification, reorganizations and liquidations) do not exceed 0.00% until November 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.